Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Share-Based Compensation	Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the 2005 Plan) in 2005 and the QIAGEN N.V. 2014 Stock Plan (the 2014 Plan) in 2014. The 2005 Plan expired by its terms in April 2015 and no further awards will be granted under the 2005 Plan. The plans allow for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 5 or 10 years, subject to earlier termination in certain situations. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the plans. All option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue Treasury Shares to satisfy option exercises and award releases and had approximately 15.7 million Common Shares reserved and available for issuance under the 2005 and 2014 Plans at December 31, 2019.
Stock Options
We have not granted stock options since 2013. A summary of the status of employee stock options as of December 31, 2019 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2019	898	$20.04
Exercised	(104)	$19.95
Expired	(2)	$17.51
Outstanding at December 31, 2019	792	$20.06	1.78	$10,891
Vested at December 31, 2019	792	$20.06	1.78	$10,891
Vested and expected to vest at December 31, 2019	792	$20.06	1.78	$10,891

The total intrinsic value of options exercised during the years ended December 31, 2019, 2018 and 2017 was $2.0 million, $5.0 million and $3.3 million, respectively. The actual tax benefit for the tax deductions from option exercises totaled $0.5 million, $0.8 million, and $0.7 million during the years ended December 31, 2019, 2018 and 2017, respectively. At December 31, 2019, there was no unrecognized share-based compensation expense related to employee stock option awards.
At December 31, 2019, 2018 and 2017, 0.8 million, 0.9 million and 1.1 million options were exercisable at a weighted average price of $20.06, $20.04 and $19.54 per share, respectively. The options outstanding at December 31, 2019 expire in various years through 2023.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. The final number of performance stock units earned is based on the performance achievement which for some grants can reach up to 120% of the granted shares. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period, generally up to 5 or 10 years. The fair market value is determined based on the number of stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 6.2%. At December 31, 2019, there was $60.1 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 2.57 years. The weighted average grant date fair value of stock units granted during the years ended December 31, 2019, 2018 and 2017 was $37.28, $35.37 and $31.12, respectively. The total fair value of stock units that vested during the years ended December 31, 2019, 2018 and 2017 was $123.9 million, $54.3 million and $69.2 million, respectively.
A summary of stock units as of December 31, 2019 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2019	8,343
Granted	1,618
Vested	(3,517)
Forfeited	(1,261)
Outstanding at December 31, 2019	5,183	2.57	$175,199
Vested and expected to vest at December 31, 2019	3,972	2.26	$134,254

Beginning in 2019, we began net share settlement for the tax withholding upon the vesting of awards. Shares are issued on the vesting dates net of the applicable statutory tax withholding to be paid by us on behalf of our employees. As a result, fewer shares are issued than the number of stock units outstanding. We record a liability for the tax withholding to be paid by us as a reduction to treasury shares.
Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2019, 2018 and 2017 totaled approximately $65.9 million, $40.1 million and $34.4 million, respectively, as shown in the table below.

Compensation Expense (in thousands)	2019	2018	2017
Cost of sales	$2,493	$2,879	$2,641
Research and development	5,810	6,457	6,102
Sales and marketing	7,947	9,372	6,820
General and administrative	23,706	21,405	19,614
Restructuring, acquisition, integration and other, net	25,938	—	(735)
Share-based compensation expense	65,894	40,113	34,442
Less: income tax benefit (1)	12,153	8,277	7,407
Net share-based compensation expense	$53,741	$31,836	$27,035

(1) Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $4.0 million, $4.7 million and $5.2 million, respectively, for the years ended December 31, 2019, 2018 and 2017.
Share-based compensation expense includes amounts related to the restructuring programs discussed in Note 6 "Restructuring and Impairments", including accelerated expense in 2019 and net forfeitures in 2017. No share-based compensation costs were capitalized for the years ended December 31, 2019, 2018 or 2017 as the amounts were not material.